Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	46 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000254728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FM Compounders Equity ETF
C000232649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FM Focus Equity ETF
Without Sales Load [Member] | C000254728
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%	6.30%
Without Sales Load [Member] | C000232649
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%		9.53%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	15.96%	10.55%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.99%		14.84%